UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  028-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

 /s/ Christopher Reed     New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $96,044 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     5399    16783 SH       SOLE                    16783
BAIDU INC                      SPON ADR REP A   056752108     9419   104438 SH       SOLE                   104438
COTT CORP QUE                  COM              22163N106     4556   792772 SH       SOLE                   792772
DECKERS OUTDOOR CORP           COM              243537107     2839    36123 SH       SOLE                    36123
DSW INC                        CL A             23334L102     4639   119071 SH       SOLE                   119071
E M C CORP MASS                COM              268648102     5247   296035 SH       SOLE                   296035
ELECTRONIC ARTS INC            COM              285512109     2550   147803 SH       SOLE                   147803
JOS A BANK CLOTHIERS INC       COM              480838101     3021    76712 SH       SOLE                    76712
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     5040   266277 SH       SOLE                   266277
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     9345   482223 SH       SOLE                   482223
SEASPAN CORP                   SHS              Y75638109     4378   452297 SH       SOLE                   452297
SINA CORP                      ORD              G81477104     5864    97095 SH       SOLE                    97095
TIM HORTONS INC                COM              88706M103    10880   278369 SH       SOLE                   278369
TRIUMPH GROUP INC NEW          COM              896818101     1624    39449 SH       SOLE                    39449
VERIFONE SYS INC               COM              92342Y109     7939   268814 SH       SOLE                   268814
VERISIGN INC                   COM              92343E102     7695   318669 SH       SOLE                   318669
WILLIAMS COS INC DEL           COM              969457100     5609   273137 SH       SOLE                   273137